THE KANSAS MUNICIPAL FUND
-------------------------

DEAR SHAREHOLDER:

We are pleased to enclose the semi-annual report of operations for The Kansas Municipal Fund (the "Fund") for the six months ended January 31, 2002. The Fund's portfolio and related financial statements are presented within for your review.

Conservative portfolio management has been the approach of management since the inception of the Fund, and 2001 was a year to exercise caution with income securities as well as equities. We are cognizant of the wants and needs of our income-oriented investors and we have guided the portfolio with these objectives in mind. Consistency of strategy has provided our investors with dependable tax-exempt income dividends for the life of the Fund.

On January 3, 2001 the Federal Reserve began its cycle of easing monetary policy that continued throughout the year. All told, the "Fed" lowered short-term interest rates eleven times during the year and reduced the Fed Funds rate by a whopping 4.75%. The bond market reaction to all of this was interesting in that longer-term bonds declined into late May and then began rising into November only to reverse direction and work lower by year-end. Long-term bond investors apparently didn't necessarily embrace the concept of lower Fed Funds driving the bond market straight up, thus the rollercoaster price action. U.S. Treasury bonds did, however, match the peaks set in 1998. Both peaks were followed by reductions in bond prices with many factors put forward to explain the movement, the foremost of which was possible price inflation. We remain vigilant and prepared to deal with such fluctuations.

Economic reports have confirmed that the U.S. economy entered a period of recession in the first half of 2001. We feel that, as a result, investors have come to appreciate bonds more so over the past 24 months as witnessed by lower stock averages and stronger bond markets. It is felt that the recession will be mild and that monetary policy will spur an economic recovery in the next few months. Federal Reserve rate cuts will likely end and the government will need to figure out how to finance the budget deficit that has recently emerged. Risks and opportunities will be anticipated and evaluated as the future unfolds.

During the past year the Fund utilized defensive positions at times designed to provide share prices with downside protection and stability. U.S. Treasury futures were used to hedge a portion of the portfolio, with the results being tempered price increases in rising bond markets and less price erosion during periods of bond market decline. The Kansas Municipal Fund began the six month period at $11.92 and finished at $12.03, for a six month total return of *3.31%. In comparison, the Lehman Brothers Municipal Bond Index turned in 2.44% total return for the six months.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double exempt issues. High quality current income exempt from Federal and Kansas income tax remain the primary objectives of the Fund.



Sincerely,




Monte L. Avery                                    Robert E. Walstad
Chief Portfolio Strategist                        President

*Without Sales Charge




TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
   It represents the aggregate percentage or dollar value change over the period.

                        PERFORMANCE AND COMPOSITION
                        ---------------------------

                         PORTFOLIO QUALITY RATINGS
                   (based on Total Long-Term Investments)
[pie chart]
AAA                              48.2%
AA                               12.4%
A                                12.2%
BBB                              16.1%
NR                               11.1%


Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.


                            PORTFOLIO MARKET SECTORS
                             (as a % of Net Assets)
[pie chart]
H-Housing                        33.4%
HC-Health Care                   29.3%
O-Other                          16.3%
U-Utilities                      13.8%
G-Government                      4.9%
S-School                          2.3%



Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes. These percentages are subject to change.

                                   COMPARATIVE INDEX GRAPH
                                   -----------------------

Comparison of change in value of a $10,000 investment in The Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index

[line graph]
                         Kansas Municipal              Kansas Municipal             Lehman Brothers
                      Fund w/o sales charge        Fund w/ max sales charge      Municipal Bond Index
                -------------------------------------------------------------------------------------------
11/15/90                    $10,000                        $ 9,575                       $10,000
1991                        $10,524                        $10,077                       $10,724
1992                        $11,855                        $11,351                       $12,199
1993                        $13,050                        $12,495                       $13,276
1994                        $13,168                        $12,609                       $13,525
1995                        $13,988                        $13,394                       $14,591
1996                        $14,814                        $14,184                       $15,553
1997                        $15,933                        $15,256                       $17,150
1998                        $16,372                        $15,676                       $18,177
1999                        $16,936                        $16,216                       $18,700
2000                        $17,222                        $16,490                       $19,507
2001                        $18,622                        $17,831                       $21,475
1/31/2002                   $19,239                        $18,422                       $21,996

                                                   AVERAGE ANNUAL TOTAL RETURNS
                                                   ----------------------------

                                               For periods ending January 31, 2002
                                               -----------------------------------
                                                                                                       Since Inception
                                                  1 year            5 year          10 year          (November 15, 1990)
------------------------------------------------------------------------------------------------------------------------
Without sales charge                               6.14%            4.57%            5.65%                   6.01%
With sales charge (4.25%)                          1.63%            3.66%            5.19%                   5.60%
------------------------------------------------------------------------------------------------------------------------

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two.
The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results.
In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


                                   KEY STATISTICS
                                   --------------
07-31-2001 NAV (share value)                             $11.92
01-31-2002 NAV                                           $12.03
Average Maturity                                          20.0 years
Number of Issues                                          70
Total Net Assets                                         $105,815,277




SCHEDULE OF INVESTMENTS January 31, 2002 (Unaudited)
---------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF                          RATING     COUPON                PRINCIPAL       MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                     MOODY'S/S&P   RATE    MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (92.1%)
*Burlington, KS (Gas & Elec.) Rev. Ref. MBIA..................    Aaa/AAA      7.000%   06/01/31   $  4,115,000   $  4,253,881
Douglas Cty., KS (Cottonwood Inc. Project) Indl. Rev..........     NR/NR       6.400    07/01/10        375,000        397,271
Douglas Cty., KS (Cottonwood Inc. Project) Indl. Rev..........     NR/NR       6.500    07/01/14        750,000        782,737
*Douglas Cty., KS USD #497 (Lawrence) G.O.....................   Aa-3/NR       6.000    09/01/15      1,000,000      1,080,830
Ford Cty., KS Single Family Mrtge. Rev. Ref...................    A-1/NR       7.900    08/01/10        185,000        196,241
Garnett, KS (Garnett Hsg. Auth. Project) Rev..................     NR/NR       5.900    10/01/18        500,000        506,660
Hiawatha, KS (WalMart Stores) Indl. Rev. Ref..................     NR/AA       6.750    01/01/06        300,000        300,000
Hutchinson, KS Single Family Mrtge. Rev. Ref..................   Aa-3/NR       8.875    12/01/12        865,000        913,665
Johnson Cty., KS Internal Impvt. & Ref........................   Aa-1/NR       6.125    09/01/12      1,370,000      1,457,721
Johnson Cty., KS Single Family Mrtge. Rev.....................     Aa/NR       7.100    05/01/12        405,000        434,954
Kansas City, KS Mrtge. Rev. GNMA .............................    Aaa/NR       5.900    11/01/27      1,190,000      1,227,104
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC .............    Aaa/AAA      6.300    09/01/16        580,000        599,865
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC ..............    Aaa/AAA      6.375    09/01/23      2,525,000      2,829,919
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC ..............    Aaa/AAA      6.375    09/01/23      5,225,000      5,802,676
Kansas City\Leavenworth Cty.\Lenexa, KS Mrtge. Rev. ..........     NR/AAA      7.850    11/01/10        215,000        219,173
KS Department of Transportation Highway Rev. .................     Aa/AA+      6.000    09/01/12        700,000        736,974
KS Devl. Finance Auth. (Board of Regents) AMBAC...............    Aaa/AAA      5.875    06/01/21        750,000        803,595
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) .....    Aaa/AAA      5.750    12/01/27      2,250,000      2,433,195
KS Devl. Finance Auth. (Indian Ridge Apts.) ..................     NR/NR       6.000    01/01/28      1,090,000      1,074,544
KS Devl. Finance Auth. (Lewis Field Stadium) Rev. ............     NR/NR       6.000    04/01/08        500,000        521,880
#KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA ........     Aa/NR       6.600    08/01/34      1,900,000      2,044,970
KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA .........     Aa/NR       6.500    08/01/24        750,000        794,520
KS Devl. Finance Auth. (Oak Ridge Park Apt.) .................     NR/NR       6.625    08/01/29      1,875,000      1,891,613
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA ...............    Aaa/AAA      6.400    01/01/24        580,000        617,027
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.........     Aa/AA       6.125    12/01/20      1,000,000      1,072,300
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.........    Aaa/AAA      5.800    11/15/21        430,000        450,713
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.........    Aaa/AAA      5.375    11/15/24      1,500,000      1,536,600
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.........    Aaa/AAA      5.800    11/15/16         95,000        101,945
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev.........    Aaa/AAA      5.800    11/15/16        455,000        488,265
*KS Devl. Finance Auth. Multifamily Hsg. Rev..................     NR/AAA      6.000    12/01/21      1,975,000      2,105,923
KS Devl. Finance Auth. Water Fund Rev.........................   Aa-1/AA+      6.000    11/01/14        500,000        542,815
Lawrence, KS (Memorial Hospital) Rev..........................  Baa-1/NR       6.000    07/01/09      2,000,000      2,122,900
Lawrence, KS (Memorial Hospital) Rev..........................  Baa-1/NR       6.200    07/01/14      1,200,000      1,287,360
Lawrence, KS (Memorial Hospital) Rev..........................  Baa-1/NR       6.200    07/01/19      1,475,000      1,552,275
Lawrence, KS (Memorial Hospital) Rev. ASGUA ..................  Baa-1/AA       5.750    07/01/24      1,000,000      1,037,290
Lawrence, KS (Unlimited Tax) Refunding G.O....................     Aa/NR       5.375    09/01/20        500,000        515,355
Lawrence, KS Multifamily Hsg. (Brandon Woods) Rev.............     NR/A        6.625    04/01/12      2,000,000      2,103,960
Lenexa, KS (Lakeview Village) Hlth. Care Facs. Rev............     NR/BBB-     6.250    05/15/26      7,750,000      7,745,350
*Lenexa, KS Multifamily Hsg. (Barrington Park) Rev............     NR/AA       6.450    02/01/18      2,500,000      2,678,675
Newton, KS (Newton) Hosp. Rev.................................     NR/BBB-     5.700    11/15/18      1,000,000        928,530
Newton, KS (Newton) Hosp. Rev. ACA ...........................     NR/A        5.750    11/15/24        500,000        509,505
Olathe, KS (Luth. Gd. Sam.) Ref. AMBAC........................    Aaa/AAA      6.000    05/01/19        900,000        979,344
Olathe, KS (Luth. Gd. Sam.) Ref. AMBAC........................    Aaa/AAA      5.875    09/01/16      2,000,000      2,146,620
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.......................    Aaa/AAA      5.500    09/01/25        235,000        242,680
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC................    Aaa/AAA      5.500    09/01/30        500,000        519,795
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref.........     NR/AAA      5.700    11/01/27      2,210,000      2,280,322
Olathe, KS Multifamily Hsg. (Jefferson Place) Rev. Ref........     NR/A-       5.950    07/01/22      5,060,000      5,228,144
Olathe, KS Multifamily Hsg. (Jefferson Place) Rev. Ref........     NR/A-       6.100    07/01/22        785,000        814,587
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC .........    Aaa/AAA      6.600    11/01/07      1,000,000      1,153,960
Riley Cty., KS (Colbert Hills Golf Project) ..................     NR/NR       5.550    05/01/23      1,890,000      1,889,339
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care.....     NR/A        5.800    11/15/26      1,000,000      1,021,040
Seward Cty., KS G.O. AMBAC....................................    Aaa/AAA      6.000    08/15/13        750,000        751,875
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O...............    Aaa/AAA      6.600    09/01/09        500,000        500,000
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA..........    Aaa/AAA      5.625    06/01/26      1,435,000      1,527,902
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA..........    Aaa/AAA      5.625    06/01/31      1,200,000      1,276,008
University of Kansas Hosp. Auth. AMBAC........................    Aaa/AAA      5.700    09/01/20        830,000        887,585
University of Kansas Hosp. Auth. AMBAC........................    Aaa/AAA      5.550    09/01/26      1,355,000      1,416,869
Wichita, KS (CSJ Hlth. Sys.) Rev..............................     NR/A+       7.200    10/01/15      2,225,000      2,286,188
Wichita, KS (St. Francis) Facs. Impvt. & Ref. MBIA ...........    Aaa/AAA      6.250    10/01/10      1,000,000      1,059,760
Wichita, KS (Via Christi Health System) Rev...................     NR/A+       6.250    11/15/24      1,500,000      1,624,380
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA...............     NR/AA       7.000    03/01/05        315,000        322,664
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev............     NR/BBB      5.850    12/01/25      1,000,000      1,016,040
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev..........     NR/AAA      5.650    07/01/16        990,000      1,034,807
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev.........     NR/AAA      5.700    07/01/22      2,000,000      2,070,400
Wichita, KS Multifamily Hsg. (Innes Station Apt. 5) Rev.......     NR/NR       6.250    03/01/28      1,750,000      1,720,950
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev.............    Aaa/NR       6.125    08/20/28      1,900,000      2,000,187
Wichita, KS Public Building Commission Rev....................      A/AA       5.500    08/01/14        215,000        227,255
Wichita, KS Public Building Commission Rev. AMBAC.............    Aaa/AAA      5.750    02/01/17        350,000        357,000
Wichita, KS Single Family Mrtge. Rev. Ref.....................      A/NR       7.100    09/01/09        350,000        369,684
                                                                                                                --------------

KANSAS MUNICIPAL BONDS (COST: $93,511,564) ...................................................................  $   97,435,465
                                                                                                                --------------
SHORT-TERM SECURITIES (6.5%)
Wells Fargo National Tax-Free Money Market....................................................................  $    3,417,580
Dreyfus Tax-Exempt Cash Management No. 2......................................................................       3,459,293
                                                                                                                --------------
TOTAL SHORT-TERM SECURITIES (COST: $6,876,873) ...............................................................  $    6,876,873
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES (COST: $100,388,437) .........................................................  $  104,312,338

OTHER ASSETS LESS LIABILITIES.................................................................................       1,502,939
                                                                                                                --------------
NET ASSETS....................................................................................................  $  105,815,277
                                                                                                                ==============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 2002 (Unaudited)
-------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2002 (Unaudited)
------------------------------------
ASSETS
     Investment in securities, at value (cost: $100,388,437)..........  $   104,312,338
     Cash.............................................................          162,346
     Variation margin on futures......................................          250,250
     Accrued dividends receivable.....................................            7,698
     Accrued interest receivable......................................        1,580,328
     Prepaid expenses.................................................            9,308
     Receivable for fund shares sold..................................           24,960
                                                                      -----------------
        Total Assets..................................................  $   106,347,228
                                                                      -----------------
LIABILITIES
     Dividends payable................................................  $       398,742
     Accrued expenses.................................................           86,209
     Payable for fund shares redeemed.................................           47,000
                                                                      -----------------
        Total Liabilities.............................................  $       531,951
                                                                      -----------------

NET ASSETS............................................................  $   105,815,277
                                                                      =================

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital..................................................  $   107,501,000
     Accumulated undistributed net realized gain (loss)
     on investments...................................................       (5,609,559)
     Unrealized appreciation on investments...........................        3,923,902
     Unrealized depreciation on futures ..............................              (66)
                                                                      -----------------
        Total amount representing net assets applicable to
        8,797,933 outstanding shares of no par common
        stock (unlimited shares authorized) ..........................  $   105,815,277
                                                                      =================
Net asset value per share.............................................  $         12.03
                                                                      =================

The accompanying notes are an integral part of these financial statements.


STATEMENT OF OPERATIONS
For the six months ended January 31, 2002 (Unaudited)
-----------------------------------------------------
INVESTMENT INCOME
     Interest.........................................................  $     2,943,208
     Dividends........................................................           26,611
                                                                      -----------------
         Total Investment Income......................................  $     2,969,819
                                                                      -----------------
EXPENSES
     Investment advisory fees.........................................  $       263,149
     Service fees.....................................................          131,575
     Transfer agent fees..............................................           55,628
     Accounting service fees..........................................           35,096
     Custodian fees...................................................            7,849
     Transfer agent out-of-pockets....................................              866
     Professional fees................................................            4,333
     Trustees fees....................................................            3,490
     Insurance expense................................................            1,559
     Reports to shareholders..........................................            3,337
     Registration and filing fees.....................................            1,026
                                                                      -----------------
         Total Expenses...............................................  $       507,908
      Less expenses waived or absorbed
      by the Fund's manager...........................................           (7,925)
                                                                      -----------------
         Total Net Expenses...........................................  $       499,983
                                                                      -----------------
NET INVESTMENT INCOME.................................................  $     2,469,836
                                                                      -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions..........................................  $       124,041
     Futures transactions.............................................          542,884
     Net change in unrealized appreciation (depreciation) of:
     Investments......................................................          295,941
     Futures..........................................................              (66)
                                                                      -----------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures.....................................  $       962,800
                                                                      -----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS.............................................  $     3,432,636
                                                                      =================

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS January 31, 2002
-------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2002 and the year ended July 31, 2001
--------------------------------------------------------------------------
                                                                         For The Six
                                                                         Months Ended                     For The
                                                                        January 31, 2002                 Year Ended
                                                                           (Unaudited)                  July 31, 2001
                                                                       ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income.............................................  $   2,469,836                   $   5,144,835
     Net realized gain (loss) on investment and futures transactions...        666,925                        (568,023)
     Net change in unrealized appreciation (depreciation) on
     investments and futures ..........................................        295,875                       3,598,220
                                                                       ---------------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Operations................................................  $   3,432,636                   $   8,175,032
                                                                       ---------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.28 and $.58 per share,
     respectively) ....................................................  $  (2,469,661)                  $  (5,144,835)
     Distributions from net realized gain on investment and
     futures transactions ($.00 and $.00 per share, respectively) .....              0                               0
                                                                       ---------------------------------------------------
        Total Dividends and Distributions..............................  $  (2,469,661)                  $  (5,144,835)
                                                                       ---------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares......................................  $   2,888,958                   $   4,149,986
     Proceeds from reinvested dividends................................      1,566,245                       3,275,953
     Cost of shares redeemed...........................................     (3,408,798)                    (10,205,033)
                                                                       ---------------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions................................  $   1,046,405                   $  (2,779,094)
                                                                       ---------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................................  $   2,009,380                   $     251,103

NET ASSETS, BEGINNING OF PERIOD........................................    103,805,897                     103,554,794
                                                                       ---------------------------------------------------
NET ASSETS, END OF PERIOD..............................................  $ 105,815,277                   $ 103,805,897
                                                                       ===================================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS   January 31, 2002 (Unaudited)
------------------------------------------------------------

Note 1.    ORGANIZATION
           BUSINESS OPERATIONS - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The
           Fund follows industry practice and records security transactions on the trade date.

           The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

           FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 2002, a net capital loss carryforward totaling $6,276,659, which may be used to offset capital gains realized during subsequent years through July 31, 2009. Of the ordinary income distributions declared for the six months ended January 31, 2002, 100% were exempt from federal income taxes.

           DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

           PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $3,338 for the Fund. For the six months ended January 31, 2002, the effect of the change for the Fund was insignificant to net investment income, net realized gain/loss on investments, and net unrealized gain/loss on investments. This change had no effect on the Fund's net assets or total return.

           OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

           Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

           FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

           A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

           Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

           Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

           At January 31, 2002, the Fund had outstanding futures contracts to sell debt securities as follows:

|-----------------------------------------------------------------------------------------------------------------------|
|Contracts to Sell     | Expiration Date   |    Number of         |       Valuation as       |  Unrealized Appreciation |
|                      |                   | Futures Contracts    |   of January 31, 2002    |       (Depreciation)     |
|----------------------|-------------------|----------------------|--------------------------|--------------------------|
|                      |                   |                      |                          |                          |
|U.S. Treasury Bonds   |     03/2002       |        104           |         $250,250         |            $  (66)       |
|-----------------------------------------------------------------------------------------------------------------------|

           USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.    CAPITAL SHARE TRANSACTIONS
           As of January 31, 2002, there were unlimited shares of no par authorized; 8,797,933 and 8,710,564 shares were outstanding at January 31, 2002 and July 31, 2001, respectively.


           Transactions in capital shares were as follows:

                                                                    Shares
                                                                    ------
                                                   For The Six
                                                   Months Ended                For The
                                                 January 31, 2002            Year Ended
                                                    (Unaudited)            July 31, 2001
                                             ---------------------------------------------
Shares sold..................................         241,221                  351,538
Shares issued on reinvestment of dividends...         130,901                  277,971
Shares redeemed..............................        (284,753)                (864,355)
                                             ---------------------------------------------
Net increase (decrease) .....................          87,369                 (234,846)
                                             =============================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

           The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $263,149 of investment advisory fees for the six months ended January 31, 2002. The Fund has a payable to Ranson Capital Corporation of $44,127 at January 31, 2002 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

           The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $123,650 of service fee expenses after partial waiver for the six months ended January 31, 2002. The Fund has a payable to Ranson of $20,722 at January 31, 2002 for service fees.

           The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2002, no commissions were earned by ND Capital, Inc.

           ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $55,628 of transfer agency fees and expenses for the six months ended January 31, 2002. The Fund has a payable to ND Resources, Inc. of $9,348 at January 31, 2002 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $35,096 of accounting service fees for the six months ended
           January 31, 2002.  The Fund has a payable to ND Resources, Inc.
           of $5,892 at January 31, 2002 for accounting service fees.

Note 5.    INVESTMENT SECURITY TRANSACTIONS
           The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $628,011 and $5,525,238, respectively, for the six months ended January 31, 2002.

Note 6.    INVESTMENT IN SECURITIES
           At January 31, 2002, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $100,388,437. The net unrealized appreciation of investments based on the cost was $3,923,902, which is comprised of $4,458,483 aggregate gross unrealized appreciation and $534,581 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                               For The         For The      For The      For The      For The      For The
                                          Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          January 31, 2002     July 31,     July 31,     July 30,     July 31,     July 31,
                                            (Unaudited)          2001        2000         1999          1998         1997
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $   11.92         $   11.58     $  11.98    $  12.15     $   12.42     $  12.14
                                         ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income................  $     .28         $     .58     $    .59    $    .58     $     .60     $    .61
    Net realized and unrealized gain
    (loss) on investment and
    futures transactions.................        .11               .34         (.40)       (.17)         (.27)         .28
                                         ------------------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations............  $     .39         $     .92     $    .19    $    .41     $     .33     $    .89
                                         ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment
     income..............................  $    (.28)        $    (.58)    $   (.59)   $   (.58)    $    (.60)    $   (.61)
     Distributions from net capital
     gains...............................        .00               .00          .00         .00           .00          .00
                                         ------------------------------------------------------------------------------------
        Total Distributions..............  $    (.28)        $    (.58)    $   (.59)   $   (.58)    $    (.60)    $   (.61)
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........  $   12.03         $   11.92     $  11.58    $  11.98     $   12.15     $  12.42
                                         ====================================================================================
TOTAL RETURN.............................       6.63%(A)(C)       8.13%(A)     1.69%(A)    3.44%(A)      2.76%(A)     7.56%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) .........................  $  105,815        $  103,806    $  103,555  $  115,882   $  120,024    $  128,201
     Ratio of net expenses (after
     expense assumption) to average
     net assets..........................       0.95%(B)(C)       0.95%(B)     0.95%(B)    0.95%(B)      0.95%(B)     0.93%(B)
     Ratio of net investment income
     to average net assets...............       4.69%(C)          4.94%        5.07%       4.80%         4.93%        5.02%
     Portfolio turnover rate.............       0.63%            10.28%        8.21%      13.54%        26.68%       18.64%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $7,925, $37,939, $38,581, $23,429, $3,901, and $46,741, respectively. If the expenses had not been assumed/ waived, the annualized ratios of total expenses to average net assets would have been 0.96%, 0.99%, 0.99%, 0.97%, 0.95%, and 0.97%, respectively.
(C) Ratio is annualized.

The accompanying notes are an integral part of these financial statements.


THE KANSAS INSURED INTERMEDIATE FUND
------------------------------------

DEAR SHAREHOLDER:

We are pleased to enclose the semi-annual report of operations for The Kansas Insured Intermediate Fund (the "Fund") for the six months ended January 31, 2002. The Fund's portfolio and related financial statements are presented within for your review.

Conservative portfolio management has been the approach of management since the inception of the Fund, and 2001 was a year to exercise caution with income securities as well as equities. We are cognizant of the wants and needs of our income-oriented investors and we have guided the portfolio with these objectives in mind. Consistency of strategy has provided our investors with dependable tax-exempt income dividends for the life of the Fund.

On January 3, 2001 the Federal Reserve began its cycle of easing monetary policy that continued throughout the year. All told, the "Fed" lowered short-term interest rates eleven times during the year and reduced the Fed Funds rate by a whopping 4.75%. The bond market reaction to all of this was interesting in that longer-term bonds declined into late May and then began rising into November only to reverse direction and work lower by year-end. Long-term bond investors apparently didn't necessarily embrace the concept of lower Fed Funds driving the bond market straight up, thus the rollercoaster price action. U.S. Treasury bonds did, however, match the peaks set in 1998. Both peaks were followed by reductions in bond prices with many factors put forward to explain the movement, the foremost of which was possible price inflation. We remain vigilant and prepared to deal with such fluctuations.

Economic reports have confirmed that the U.S. economy entered a period of recession in the first half of 2001. We feel that, as a result, investors have come to appreciate bonds more so over the past 24 months as witnessed by lower stock averages and stronger bond markets. It is felt that the recession will be mild and that monetary policy will spur an economic recovery in the next few months. Federal Reserve rate cuts will likely end and the government will need to figure out how to finance the budget deficit that has recently emerged. Risks and opportunities will be anticipated and evaluated as the future unfolds.

During the past year the Fund utilized defensive positions at times designed to provide share prices with downside protection and stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered price increases in rising bond markets and less price erosion during periods of bond market decline. The Kansas Insured Intermediate Fund began the six month period at $11.93 and finished at $12.02, for a six month total return of *2.93%. In comparison, the Lehman Brothers 7-Year Municipal Bond Index turned in 2.44% total return for the six months.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double exempt issues. High quality current income exempt from Federal and Kansas income tax remain the primary objectives of the Fund.



Sincerely,




Monte L. Avery                                   Robert E. Walstad
Chief Portfolio Strategist                       President

*Without Sales Charge


TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

                          PERFORMANCE AND COMPOSITION
                          ---------------------------

                           PORTFOLIO QUALITY RATINGS
                    (based on Total Long-Term Investments)
[pie chart]
AAA                                                  100%


Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.


                            PORTFOLIO MARKET SECTORS
                             (as a % of Net Assets)
[pie chart]

HC-Health Care                                      33.3%
H-Housing                                           27.9%
S-Schools                                           23.9%
O-Other                                             12.9%
G-Government                                         2.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes. These percentages are subject to change.


                              COMPARATIVE INDEX GRAPH
                              -----------------------
Comparison of change in value of $10,000 investment in The Kansas Insured Intermediate Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

[line graph]
                        The Kansas Insured          The Kansas Insured
                        Intermediate Fund           Intermediate Fund          Lehman Brothers Municipal
                        w/o sales charge            w/ max sales charge        Seven-Year Maturity Bond Index
                        --------------------------------------------------------------------------------------
11/23/92                    $10,000                     $ 9,725                         $10,000
1993                        $10,829                     $10,531                         $10,694
1994                        $11,025                     $10,722                         $10,982
1995                        $11,656                     $11,335                         $11,868
1996                        $12,326                     $11,987                         $12,471
1997                        $12,912                     $12,557                         $13,548
1998                        $13,321                     $12,955                         $14,260
1999                        $13,815                     $13,435                         $14,729
2000                        $14,112                     $13,724                         $15,405
2001                        $15,062                     $14,648                         $16,819
01/31/2002                  $15,503                     $15,076                         $17,227

                             AVERAGE ANNUAL TOTAL RETURNS
                             ----------------------------
                        For periods ending January 31, 2002
                        -----------------------------------
                                                                                      Since Inception
                              1 year                5 year            10 year       (November 23, 1992)
-------------------------------------------------------------------------------------------------------
Without sales charge           6.03%                 4.09%             N/A                  4.88%
With sales charge (2.75%)      3.11%                 3.51%             N/A                  4.57%
-------------------------------------------------------------------------------------------------------


PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two.
The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results.
In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


                                  KEY STATISTICS
                                  ---------------
07-31-2001 NAV (share value)                                    $11.93
01-31-2002 NAV                                                  $12.02
Average Maturity                                                  8.6  years
Number of Issues                                                 43
Total Net Assets                                                $19,680,558


SCHEDULE OF INVESTMENTS  January 31, 2002 (UNAUDITED)
-----------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF                             RATING     COUPON                PRINCIPAL    MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                        MOODY'S/S&P   RATE    MATURITY      AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (92.8%)
Butler Cty., KS (Circle) USD #375 FSA..............................  Aaa/NR      5.000%   09/01/13   $   500,000  $   521,135
Dodge, KS USD #443 Unltd. General Obligation FSA...................  Aaa/AAA     5.750    09/01/13       100,000      107,747
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA.......................  Aaa/AAA     5.200    09/01/10       480,000      509,275
Johnson Cty., KS USD #233 (Olathe) G.O. AMBAC......................  Aaa/AAA     6.150    03/01/07       300,000      303,000
Kansas City, KS (St. Margaret Hlth. Ctr.) AMBAC....................  Aaa/AAA     5.700    08/01/03       250,000      260,190
Kansas City, KS Special Obligation Escrowed .......................   NR/AAA     6.000    02/15/03       110,000      113,780
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC......  Aaa/AAA     5.500    12/01/13       375,000      399,761
KS Devl. Finance Auth. Pooled Ref. Lease Rev. MBIA.................  Aaa/AAA     5.500    10/01/05       250,000      265,445
KS Devl. Finance Auth (Wichita Univ.) AMBAC........................  Aaa/AAA     5.900    04/01/15       305,000      326,390
KS Devl. Finance Auth. Multifamily Hsg. (Park Apts.) Rev. FNMA.....   NR/AAA     5.700    12/01/09       325,000      344,029
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA.......  Aaa/AAA     5.700    11/15/08       450,000      487,503
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA........  Aaa/AAA     5.600    11/15/07       100,000      109,458
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA.................  Aaa/NR      5.200    11/15/08       375,000      402,874
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA.................  Aaa/NR      5.300    11/15/09       375,000      403,999
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA........  Aaa/NR      5.750    11/15/12       845,000      929,196
KS State Turnpike Auth. Rev. FGIC..................................  Aaa/AAA     5.450    09/01/10       200,000      213,582
Kingman Cty., KS USD #331 FGIC.....................................  Aaa/AAA     5.500    10/01/12       250,000      265,095
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev. MBIA...............  Aaa/AAA     5.400    11/15/04       155,000      165,241
*Lenexa, KS Multifamily Hsg. (Barrington Park) Rev. Ref. ASGUA.....   NR/AAA^    5.875    02/01/04       500,000      508,890
Lenexa, KS Multifamily Hsg. (Barrington Park) Rev. Ref. ASGUA......   NR/AAA^    5.950    02/01/05       250,000      258,410
Lenexa, KS Multifamily Hsg. (Barrington Park) Rev. ASGUA...........   NR/AAA^    6.050    02/01/06       350,000      362,323
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA...............   NR/AAA     5.000    10/01/14       605,000      599,355
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA...............   NR/AAA     5.180    10/01/23       945,000      915,034
Olathe, KS (Evangelical Lutheran Good Samaritan Soc.) AMBAC........  Aaa/AAA     5.500    05/01/03       110,000      114,121
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. Ref. AMBAC................  Aaa/AAA     5.600    09/01/05     1,000,000    1,028,620
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC.....................  Aaa/AAA     5.125    09/01/12       500,000      523,850
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA........   NR/AAA     5.250    11/01/12       485,000      495,442
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA....................  Aaa/NR      5.500    09/01/15       250,000      265,742
Sedgwick\Shawnee Cty., KS Single Family Mrtge. Rev. GNMA...........  Aaa/NR      5.200    12/01/08       160,000      166,894
Sedgwick Cty., KS USD #266 (Maize) G.O. FSA........................  Aaa/AAA     5.500    09/01/05       300,000      313,551
*Sedgwick Cty., KS USD #267 (Renwick) G.O. AMBAC...................  Aaa/AAA     6.000    11/01/07       570,000      630,654
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA..........  Aaa/NR      5.000    09/01/14       485,000      501,441
*Shawnee Cty., KS USD #501 (Topeka) G.O. FGIC......................  Aaa/AAA     5.550    02/01/07       820,000      850,086
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL. ..   NR/AAA     5.250    10/01/14       500,000      502,255
*University of Kansas Hosp. Auth. AMBAC............................  Aaa/AAA     5.500    09/01/15     1,000,000    1,062,970
Washburn Univ. (Living Learning Ctr) Bld. Rev. AMBAC...............  Aaa/AAA     5.350    07/01/11       105,000      110,961
Wellington, KS Utility Rev. AMBAC..................................  Aaa/AAA     5.000    05/01/12       250,000      260,020
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA....................   NR/AAA^    7.000    03/01/05       100,000      102,433
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. & Ref. MBIA......  Aaa/AAA     6.000    10/01/03       250,000      261,685
Wichita, KS (St. Francis Regl. Medl. Ctr.) Impvt. & Ref. MBIA......  Aaa/AAA     6.100    10/01/04       775,000      811,952
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA........   NR/AAA^    5.375    07/01/10       625,000      649,756
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA...........   Aa/AAA     5.250    10/01/12       655,000      679,320
Wichita, KS Water & Sewer Util. Rev. Ref. FGIC.....................  Aaa/AAA     5.750    10/01/06       150,000      150,750
                                                                                                                 ------------
SHORT-TERM SECURITIES (5.9%)
Wells Fargo National Tax-Free Money Market.................................................................      $    689,923
Dreyfus Tax-Exempt Cash Management No. 2...................................................................           479,642
                                                                                                                 ------------
 TOTAL SHORT-TERM SECURITIES (COST: $1,169,565)............................................................      $  1,169,565
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $18,763,869) .......................................................      $ 19,423,780
OTHER ASSETS LESS LIABILITIES..............................................................................           256,778
                                                                                                                 ------------
NET ASSETS.................................................................................................      $ 19,680,558
                                                                                                                 ============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

^ Indicates Duff & Phelps rating.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS  January 31, 2002 (Unaudited)
--------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2002 (Unaudited)
-----------------------------------
ASSETS
     Investment in securities, at value (cost: $18,763,869) ......  $   19,423,780
     Accrued interest receivable..................................         320,645
     Accrued dividends receivable.................................             991
     Variation margin on futures..................................          43,312
     Prepaid expenses.............................................           2,896
                                                                  ----------------
        Total Assets..............................................  $   19,791,624
                                                                  ----------------
LIABILITIES
     Dividends payable............................................  $       68,430
     Accrued expenses.............................................          11,722
     Bank overdraft...............................................          30,914
                                                                  ----------------
        Total Liabilities.........................................  $      111,066
                                                                  ----------------

NET ASSETS........................................................  $   19,680,558
                                                                  ================

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital..............................................  $   19,924,717
     Accumulated undistributed net realized gain (loss) on
     investments..................................................        (904,021)
     Unrealized depreciation on futures...........................             (49)
     Unrealized appreciation on investments ......................         659,911
                                                                  ----------------
          Total amount representing net assets applicable to
          1,637,448 outstanding shares of no par common
          stock (unlimited shares authorized) ....................  $   19,680,558
                                                                  ================
Net asset value per share.........................................  $        12.02
                                                                  ================

The accompanying notes are an integral part of these financial statements.


STATEMENT OF OPERATIONS
For the six months ended January 31, 2002 (Unaudited)
-----------------------------------------------------
INVESTMENT INCOME
     Interest.....................................................  $      479,431
     Dividends....................................................           4,719
                                                                  ----------------
         Total Investment Income..................................  $      484,150
                                                                  ----------------
EXPENSES
     Investment advisory fees.....................................  $       48,219
     Transfer agent fees..........................................          14,001
     Accounting service fees......................................          16,728
     Custodian fees...............................................           1,444
     Transfer agent out-of-pockets................................             349
     Professional fees............................................           2,800
     Trustees fees................................................           1,250
     Reports to shareholders......................................           1,091
     Registration and filing fees.................................             803
     Insurance expense............................................             319
                                                                  ----------------
        Total Expenses............................................  $       87,004
     Less expenses waived or absorbed
     by the Fund's manager........................................         (14,676)
                                                                  ----------------
        Total Net Expenses........................................  $       72,328
                                                                  ----------------
NET INVESTMENT INCOME.............................................  $      411,822
                                                                  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions......................................  $        4,012
     Futures transactions.........................................          90,351
     Net change in unrealized appreciation (depreciation) of:
     Investments..................................................          49,512
     Futures......................................................             (49)
                                                                  ----------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures.................................  $      143,826
                                                                  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS.........................................  $      555,648
                                                                  ================

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JANUARY 31, 2002
-------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2002 and the year ended July 31, 2001
--------------------------------------------------------------------------
                                                                               For The
                                                                           Six Months Ended                For The
                                                                           January 31, 2002              Year Ended
                                                                              (Unaudited)              July 31, 2001
                                                                         -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income...............................................   $      411,822             $      846,852
     Net realized gain (loss) on investment and futures transactions.....           94,363                    (78,787)
     Net change in unrealized appreciation (depreciation)
     on investments and futures..........................................           49,463                    457,168
                                                                         ----------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting From Operations..   $      555,648             $    1,225,233
                                                                         ----------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.26 and $.53 per share,
     respectively) ......................................................   $     (411,698)            $     (846,852)
     Distributions from net realized gain on investment and futures
     transactions ($.00 and $.00 per share respectively) ................                0                          0
                                                                         ---------------------------------------------
        Total Dividends and Distributions................................   $     (411,698)            $     (846,852)
                                                                         ---------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares........................................   $    1,316,575             $      839,017
     Proceeds from reinvested dividends..................................          219,624                    465,513
     Cost of shares redeemed.............................................         (727,614)                (1,983,104)
                                                                         ---------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions..................................   $      808,585             $     (678,574)
                                                                         ---------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................   $      952,535             $     (300,193)

NET ASSETS, BEGINNING OF PERIOD..........................................       18,728,023                 19,028,216
                                                                         ---------------------------------------------
NET ASSETS, END OF PERIOD................................................   $   19,680,558             $   18,728,023
                                                                         =============================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS January 31, 2002 (Unaudited)
----------------------------------------------------------
Note 1.    ORGANIZATION
           BUSINESS OPERATIONS -The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

           The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

           FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 2002, a net capital loss carryforward totaling $998,508, which may be used to offset capital gains realized during subsequent years through July 31, 2009. Of the ordinary income distributions declared for the six months ended January 31, 2002, 100% was exempt from federal income taxes.

           DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid-in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

           PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide
           - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $1,769 for the Fund. For the six months ended
           January 31, 2002, the effect of the change for the Fund was insignificant to net investment income, net realized gain/loss on investments, and net unrealized gain/loss on investments. This change had no effect on the Fund's net assets or total return.

           OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

           Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.


           FUTURES CONTRACTS - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

           A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

           Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

           Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

           At January 31, 2002, the Fund had outstanding futures contracts to sell debt securities as follows:

|-----------------------------------------------------------------------------------------------------------------------|
|Contracts to Sell     | Expiration Date   |    Number of         |       Valuation as       |  Unrealized Appreciation |
|                      |                   | Futures Contracts    |   of January 31, 2002    |       (Depreciation)     |
|----------------------|-------------------|----------------------|--------------------------|--------------------------|
|                      |                   |                      |                          |                          |
|U.S. Treasury Bonds   |     03/2002       |        18            |         $  43,312        |            $  (49)       |
|-----------------------------------------------------------------------------------------------------------------------|

           USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.    CAPITAL SHARE TRANSACTIONS
           As of January 31, 2002, there were unlimited shares of no par authorized; 1,637,448 and 1,570,150 shares were outstanding at January 31, 2002 and July 31, 2001, respectively.

           Transactions in capital shares were as follows:

                                                                    Shares
                                                                    ------
                                                   For The Six
                                                   Months Ended                For The
                                                 January 31, 2002            Year Ended
                                                    (Unaudited)            July 31, 2001
                                             ---------------------------------------------
Shares sold..................................         109,644                   71,009
Shares issued on reinvestment of dividends...          18,325                   39,441
Shares redeemed..............................         (60,671)                (168,078)
                                             ---------------------------------------------
Net increase (decrease) .....................          67,298                  (57,628)
                                             =============================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

           The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $33,543 of investment advisory fees after partial waiver for the six months ended January 31, 2002. The Fund has a payable to Ranson Capital Corporation of $5,762 at January 31, 2002 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

           The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2002, no commissions were earned by ND Capital, Inc.

           ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $14,001 of transfer agency fees and expenses for the six months ended January 31, 2002. The Fund has a payable to ND Resources, Inc. of $2,378 at January 31, 2002 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $16,729 of accounting service fees for the six months ended January 31, 2002. The Fund has a payable to ND Resources, Inc. of $2,818 at January 31, 2002 for accounting service fees.

Note 5.    INVESTMENT SECURITY TRANSACTIONS
           The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $612,906 and $716,745, respectively, for the six months ended January 31, 2002.

Note 6.    INVESTMENT IN SECURITIES
           At January 31, 2002, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $18,763,869. The net unrealized appreciation of investments based on the cost was $659,911, which is comprised of $699,536 aggregate gross unrealized appreciation and $39,625 aggregate gross unrealized depreciation.


FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                               For The         For The      For The      For The      For The      For The
                                          Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          January 31, 2002     July 31,     July 31,     July 30,     July 31,     July 31,
                                            (Unaudited)          2001        2000         1999          1998         1997
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $   11.93         $   11.69    $   11.98   $   12.07     $   12.23    $   12.19
                                         ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income................  $     .26         $     .53    $     .54   $     .53     $     .54    $     .53
    Net realized and unrealized gain
    (loss) on investment and futures
     transactions........................        .09               .24         (.29)       (.09)         (.16)         .04
                                         ------------------------------------------------------------------------------------
        Total Income (Loss) From
         Investment Operations...........  $     .35         $     .77    $     .25   $     .44     $     .38    $     .57
                                         ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment
     income..............................  $    (.26)        $    (.53)   $    (.54)  $    (.53)    $    (.54)   $    (.53)
     Distributions from net capital
     gains...............................        .00               .00          .00         .00           .00          .00
                                         ------------------------------------------------------------------------------------
        Total Distributions..............  $    (.26)        $    (.53)   $    (.54)  $    (.53)    $    (.54)   $    (.53)
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........  $   12.02         $   11.93    $   11.69   $   11.98     $   12.07    $   12.23
                                         ====================================================================================
TOTAL RETURN.............................       5.85%(A)(C)       6.73%(A)     2.15%(A)    3.70%(A)      3.17%(A)     4.76%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) .........................  $  19,681         $  18,728    $  19,028   $  21,333     $  20,585     $  25,533
     Ratio of net expenses (after
     expense assumption) to average
     net assets..........................       0.75%(B)(C)       0.75%(B)     0.75%(B)    0.75%(B)      0.75%(B)     0.76%(B)
     Ratio of net investment income to
     average net assets..................       4.27%(C)          4.49%        4.58%       4.39%         4.42%        4.33%
     Portfolio turnover rate.............       3.31%            18.49%       11.07%      16.34%        25.46%       28.68%

(A)  Excludes maximum sales charge of 2.75%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $14,676, $31,627, $30,414, $29,229, $13,708, and $40,608, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 0.90%, 0.92%, 0.90%, 0.89%, 0.82%, and 0.90%, respectively.
(C)  Ratio is annualized

The accompanying notes are an integral part of these financial statements.


THE NEBRASKA MUNICIPAL FUND
---------------------------

DEAR SHAREHOLDER:

We are pleased to enclose the semi-annual report of operations for The Nebraska Municipal Fund (the "Fund") for the six months ended January 31, 2002. The Fund's portfolio and related financial statements are presented within for your review.

Conservative portfolio management has been the approach of management since the inception of the Fund, and 2001 was a year to exercise caution with income securities as well as equities. We are cognizant of the wants and needs of our income-oriented investors and we have guided the portfolio with these objectives in mind. Consistency of strategy has provided our investors with dependable tax-exempt income dividends for the life of the Fund.

On January 3, 2001 the Federal Reserve began its cycle of easing monetary policy that continued throughout the year. All told, the "Fed" lowered short-term interest rates eleven times during the year and reduced the Fed Funds rate by a whopping 4.75%. The bond market reaction to all of this was interesting in that longer-term bonds declined into late May and then began rising into November only to reverse direction and work lower by year-end. Long-term bond investors apparently didn't necessarily embrace the concept of lower Fed Funds driving the bond market straight up, thus the rollercoaster price action. U.S. Treasury bonds did, however, match the peaks set in 1998. Both peaks were followed by reductions in bond prices with many factors put forward to explain the movement, the foremost of which was possible price inflation. We remain vigilant and prepared to deal with such fluctuations.

Economic reports have confirmed that the U.S. economy entered a period of recession in the first half of 2001. We feel that, as a result, investors have come to appreciate bonds more so over the past 24 months as witnessed by lower stock averages and stronger bond markets. It is felt that the recession will be mild and that monetary policy will spur an economic recovery in the next few months. Federal Reserve rate cuts will likely end and the government will need to figure out how to finance the budget deficit that has recently emerged. Risks and opportunities will be anticipated and evaluated as the future unfolds.

During the past year the Fund utilized defensive positions at times designed to provide share prices with downside protection and stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered price increases in rising bond markets and less price erosion during periods of bond market decline. The Nebraska Municipal Fund began the six month period at $11.23 and finished at $11.33, for a six month total return of *3.23%. In comparison, the Lehman Brothers Municipal Bond Index turned in 2.44% total return for the six months.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double exempt issues. High quality current income exempt from Federal and Nebraska income tax remain the primary objectives of the Fund.

Sincerely,




Monte L. Avery                               Robert E. Walstad
Chief Portfolio Strategist                   President

* Without Sales Charge


TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUAlITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", "A" and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
   It represents the aggregate percentage or dollar value change over the period.

                       PERFORMANCE AND COMPOSITION
                       ---------------------------

Portfolio Quality Ratings
(based on Total Long-Term Investments)
[pie chart]
AAA                                                    57.6%
AA                                                     19.5%
A                                                       6.9%
BBB                                                     2.3%
NR                                                     13.7%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.


Portfolio Market Sectors
(as a % of Net Assets)
[pie chart]
S-School                                               29.6%
HC-Health Care                                         20.8%
H-Housing                                              17.4%
O-Other                                                11.6%
I-Industrial                                            8.0%
U-Utilities                                             6.7%
W/S-Water/Sewer                                         3.8%
C/L-COP/Lease                                           2.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes. These percentages are subject to change.

                                   COMPARATIVE INDEX GRAPH
                                   ------------------------
Comparison of change in value of a $10,000 investment in The Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

[line graph]
                    The Nebraska Municipal             The Nebraska Municipal              The Lehman Brothers
                    Fund w/o sales charge              Fund w/ max sales charge            Municipal Bond Index
                   ---------------------------------------------------------------------------------------------
11/17/93                  $10,000                            $ 9,575                               $10,000
1994                      $ 9,773                            $ 9,357                               $ 9,892
1995                      $10,471                            $10,026                               $10,672
1996                      $11,071                            $10,600                               $11,376
1997                      $11,909                            $11,402                               $12,544
1998                      $12,380                            $11,853                               $13,295
1999                      $12,853                            $12,306                               $13,677
2000                      $13,146                            $12,588                               $14,268
2001                      $14,463                            $13,848                               $15,707
1/31/2002                 $14,929                            $14,295                               $16,088



                                         AVERAGE ANNUAL TOTAL RETURNS
                                         ----------------------------

                                     For periods ending January 31, 2002
                                     ------------------------------------
                                                                                          Since Inception
                                    1 year            5 year           10 year          (November 17, 1993)
------------------------------------------------------------------------------------------------------------
Without sales charge                 7.04%             5.39%             N/A                    5.00%
With sales charge (4.25%)            2.49%             4.48%             N/A                    4.45%
------------------------------------------------------------------------------------------------------------

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two.
The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


<CAPTION
                                   KEY STATISTICS
                                   --------------
07-31-2001 NAV (share value)                                  $11.23
01-31-2002 NAV                                                $11.33
Average Maturity                                               17.5 years
Number of Issues                                               84
Total Net Assets                                              $37,901,662

SCHEDULE OF INVESTMENTS January 31, 2002 (Unaudited)
----------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF                           RATING     COUPON                PRINCIPAL    MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                      MOODY'S/S&P   RATE    MATURITY      AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (93.9%)
Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.)
ASGUA..........................................................    NR/AA       5.300%   12/15/18   $    250,000   $    253,225
Cass Cty, NE School Dist. #056 (Conestoga Public Schools) .....    NR/NR       6.150    12/15/20        250,000        262,122
Columbus Community Hospital Platte Cty, NE Asset Guaranty......    NR/AA       5.650    05/01/12        100,000        105,841
Columbus Community Hospital Platte Cty, NE Asset Guaranty......    NR/AA       6.150    05/01/30        250,000        267,633
*Dakota Cty., NE SD #011 (South Sioux City Community Schools)
G.O. MBIA......................................................   Aaa/AAA      6.100    06/15/20      1,000,000      1,090,500
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA........   Aaa/AAA      5.350    12/15/26        500,000        506,750
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O. .......... Baa-3/BBB      5.650    02/01/22        700,000        733,320
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA...........   Aaa/NR       5.500    12/15/20      1,000,000      1,042,240
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA.............   Aaa/AAA      5.375    11/15/15        275,000        292,017
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA.............   Aaa/AAA      5.500    11/15/21        340,000        355,926
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth.) Rev. AMBAC...   Aaa/AAA      5.250    09/01/21        250,000        250,900
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan)
Hlth. Facs. Rev. ..............................................  Aa-3/AA-      6.250    11/15/22        100,000        107,670
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Rev. ....  Aa-3/AA-      5.850    11/15/03        100,000        104,628
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan)
Rev. MBIA......................................................   Aaa/AAA      6.000    11/15/15        125,000        137,275
Douglas Cty., NE Hosp. Auth. #002 (Bethphage Project) Rev. ....    NR/NR       5.400    02/01/13        120,000        125,056
Douglas Cty., NE School Dist. #001.............................    Aa/AAA      5.625    12/15/19        250,000        264,592
Douglas Cty., NE School Dist. #010 (Elkhorn) G.O. FSA..........   Aaa/AAA      5.500    12/15/20        750,000        772,515
Douglas Cty., NE School Dist. #066 (Westside Comm.
Schools) G.O. .................................................   A-1/AA-      5.000    12/01/17        150,000        150,967
Douglas Cty., NE SID #240 (LeBea) Ref. G.O. ...................    NR/NR       5.900    10/15/16        100,000        105,786
Douglas Cty., NE SID #295 (Turtle Creek) G.O. .................    NR/NR       6.500    06/01/17        800,000        840,136
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O. ...............    NR/NR       5.750    08/15/17        200,000        200,000
Douglas Cty., NE SID #397 (Linden Estates II) .................    NR/NR       5.600    07/15/18        265,000        275,338
Douglas Cty., NE SID #397 (Linden Estates II) .................    NR/NR       5.600    07/15/19        280,000        290,041
Gage Cty., NE Hosp. Auth. #001 (Beatrice Comm. Hosp.) Rev. ....    NR/NR       6.400    10/01/07        100,000        107,610
Gage Cty., NE Hosp. Auth. #001 (Beatrice Comm. Hosp.) Rev. ....    NR/NR       6.750    10/01/14        200,000        208,160
Grand Island, NE Sewer Syst. Rev. .............................    NR/A        6.000    04/01/14        550,000        596,337
Kearney Cty., NE Highway Allocation Fund AMBAC.................   Aaa/NR       5.350    06/15/21        100,000        102,212
Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA.........   Aaa/AAA      5.375    06/01/19      1,400,000      1,439,452
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev. .........    NR/NR       5.700    02/01/11        100,000        100,000
Lancaster Cty., NE (Lincoln Medl. Educ. Foundn.) Rev. .........    NR/NR       5.800    02/01/12        175,000        175,000
Lancaster Cty., NE Hosp. Auth. #001 (Sisters of Charity)
Rev. AMBAC.....................................................   Aaa/AAA      6.250    05/15/12        200,000        213,052
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) ...    Aa/AAA      5.250    01/15/21        500,000        514,830
Lancaster Cty., NE School Dist. #145 (Waverly Public Schools)
AMBAC..........................................................   Aaa/AAA      5.500    12/01/20      1,240,000      1,282,296
Lincoln, NE Elec. Syst. Rev. ..................................    Aa/AA+      5.750    09/01/16        750,000        802,665
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev..........    Aa/AA+      5.800    10/15/18        475,000        516,382
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev. ........    Aa/AA+      5.875    10/15/23        850,000        921,255
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.)
Rev. ASGUA.....................................................    NR/AA       5.350    07/01/18        250,000        253,905
NE (Municipal Energy Agency) Power Supply Syst. Rev.
Ref. AMBAC.....................................................   Aaa/AAA      6.000    04/01/17        200,000        209,378
NE Educ. Finance Auth. (Concordia Teachers College) Rev. ......    NR/NR       5.900    12/15/15        100,000        100,000
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC............   Aaa/AAA      5.950    01/01/11        300,000        326,301
NE Educ. Finance Auth. (Midland Lutheran College) Rev. G.O. ...    NR/NR       5.550    06/15/18        500,000        510,850
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA............   Aaa/AAA      6.400    06/01/13        300,000        326,226
NE Hgr. Educ. Loan Program B Rev. MBIA.........................   Aaa/AAA      6.000    06/01/28        100,000        104,039
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA............   Aaa/AAA      6.450    06/01/18        400,000        443,772
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA............   Aaa/AAA      6.250    06/01/18        800,000        894,424
*NE Hgr. Educ. Loan Program Student Loan MBIA..................   Aaa/AAA      5.875    06/01/14      1,350,000      1,457,797
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev. .....  Aa-3/AA-      5.125    12/01/17        200,000        203,132
NE Invmt. Finance Auth. (Childrens Healthcare Svcs) Facs. Rev..   Aaa/AAA      5.500    08/15/17        410,000        434,120
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.)
Rev. AMBAC.....................................................   Aaa/AAA      5.500    08/15/27      1,000,000      1,040,590
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) ASGUA..    NR/AA       5.450    11/15/17        400,000        416,012
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.)
Rev. ASGUA.....................................................    NR/AAA      6.500    05/15/14        300,000        326,865
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily
Rev. FHA.......................................................    Aa/NR       6.800    12/01/15        320,000        344,698
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily
Rev. FHA.......................................................    Aa/NR       6.850    12/01/25        525,000        562,495
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev. .........   Aaa/AAA      5.600    04/01/07        210,000        219,051
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA.............    NR/AAA      6.200    06/01/28        495,000        519,215
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA.............    NR/AAA      6.000    06/01/17        475,000        507,656
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA.............    NR/AAA      6.100    06/01/29        500,000        525,105
*NE Invmt. Finance Auth. Single Family Hsg. Rev. ..............    NR/AAA      6.600    09/01/20        490,000        524,599
*NE Invmt. Finance Auth. Single Family Hsg. Rev. ..............    NR/AAA      6.300    09/01/28      1,105,000      1,175,311
NE Invmt. Finance Auth. Single Family Hsg. Rev. Coll. .........    NR/AAA      6.300    03/01/17        125,000        136,135
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA.......    NR/AAA      6.500    09/01/18        400,000        428,796
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/VA.........    NR/AAA      6.150    03/01/09        100,000        103,922
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA......    NR/AAA      6.400    09/01/26        250,000        265,897
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA...........    NR/AAA      6.200    09/01/17        250,000        268,770
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA...........    NR/AAA      6.250    03/01/21        300,000        318,993
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA......    NR/AAA      6.250    09/01/28        175,000        185,698
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA......    NR/AAA      6.300    09/01/30        240,000        258,192
NE Invmt. Finance Auth. Single Family Hsg. Rev. VA/FNMA........    NR/AAA      7.300    09/01/26        225,000        242,975
NE Public Gas Agency (Gas Supply Sys.) Rev. ................... Baa-1/NR       6.250    04/01/05        200,000        204,386
NE Public Gas Agency (Gas Supply Sys.) Rev. ................... Baa-1/NR       5.650    04/01/06        200,000        214,518
Northeast NE Juvenile Svcs. (Detention) 1st Mrtge. Rev. .......    NR/NR       6.375    06/01/17        770,000        803,572
Omaha, NE Parking Facs. Corp. (Omaha Park 4\5) Lease Rev. .....  Aa-1/AA+      5.700    09/15/15        750,000        804,098
Omaha, NE Public Power Dist. Elec. Syst. Rev. .................    NR/AA       6.000    02/01/15        330,000        368,297
Omaha, NE Public Power Dist. Elec. Syst. Rev. .................    Aa/NR       6.200    02/01/17        650,000        746,506
Omaha, NE Various Purpose......................................   Aaa/AAA      6.250    12/01/12        250,000        276,683
Omaha, NE Various Purpose......................................   Aaa/AAA      6.250    12/01/14        250,000        275,600
Platte Cty., NE School Dist. #001 (Columbus) G.O.
Bank Qualified.................................................     A/NR       5.000    12/15/19        250,000        249,838
Sarpy Cty., NE SID #052 (Prairie Corners) G.O. ................    NR/NR       6.000    10/01/17        300,000        300,000
Sarpy Cty., NE SID #086 (Willow Springs) G.O. .................    NR/NR       6.250    01/15/17        100,000        101,350
Sarpy Cty., NE SID #142 (Fairview) G.O. Ref. ..................    NR/NR       5.850    08/15/17        100,000        104,003
Saunders Cty., NE SD #039 (Wahoo Public Schools) ..............    NR/NR       6.000    12/15/20        250,000        259,888
Scotts Bluff Cty., NE Hosp. Auth. #001 (Regl West Medl. Ctr.)..   A-3/A-       5.125    11/15/19      1,000,000        967,060
Univ. of NE Board of Regents Lincoln Parking...................  Aa-3/A-       5.800    06/01/20        620,000        655,991
York, NE Sewer Syst. Rev. .....................................    NR/NR       6.000    06/01/17        100,000        104,036
                                                                                                                  ------------
TOTAL NEBRASKA MUNICIPAL BONDS (COST: $33,567,460) ............................................................   $ 35,584,474
                                                                                                                  ------------
SHORT-TERM SECURITIES (5.7%)
Wells Fargo National Tax-Free Money Market.....................................................................   $  1,330,000
Dreyfus Tax-Exempt Cash Management No. 2.......................................................................        832,286
                                                                                                                  ------------
TOTAL SHORT-TERM SECURITIES (COST: $2,162,286) ................................................................   $  2,162,286
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $35,729,746) ...........................................................   $ 37,746,760
OTHER ASSETS LESS LIABILITIES..................................................................................        154,902
                                                                                                                  ------------
NET ASSETS.....................................................................................................   $ 37,901,662
                                                                                                                  ============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote:  Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS  January 31, 2002 (Unaudited)
---------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2002 (Unaudited)
------------------------------------
ASSETS
     Investment in securities, at value (cost: $35,729,746) ............  $   37,746,760
     Accrued interest receivable........................................         500,891
     Variation margin on futures........................................          96,250
     Accrued dividends receivable.......................................           2,115
     Prepaid expenses...................................................           3,185
                                                                        ----------------
        Total Assets....................................................  $   38,349,201
                                                                        ----------------
LIABILITIES
     Dividends payable..................................................  $      140,999
     Accrued expenses...................................................          25,582
     Payable for fund shares redeemed...................................             500
     Bank overdraft.....................................................         280,458
                                                                        ----------------
        Total Liabilities...............................................  $      447,539
                                                                        ----------------

NET ASSETS..............................................................  $   37,901,662
                                                                        ================
NET ASSETS ARE REPRESENTED BY:
     Paid-in capital....................................................  $   37,798,078
     Accumulated undistributed net realized gain (loss) on
     investments........................................................      (1,913,946)
     Unrealized appreciation on investments.............................       2,017,014
     Unrealized appreciation on futures ................................             516
                                                                        ----------------
        Total amount representing net assets applicable to
        3,344,960 outstanding shares of no par common
        stock (unlimited shares authorized) ............................  $   37,901,662
                                                                        ================
Net asset value per share...............................................  $        11.33
                                                                        ================

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the six months ended January 31, 2002 (Unaudited)
-----------------------------------------------------
INVESTMENT INCOME
     Interest...........................................................  $    1,015,463
     Dividends..........................................................           6,294
                                                                        ----------------
         Total Investment Income........................................  $    1,021,757
                                                                        ----------------
EXPENSES
     Investment advisory fees...........................................  $       94,884
     Service fees.......................................................          47,442
     Transfer agent fees................................................          24,657
     Accounting service fees............................................          21,353
     Custodian fees.....................................................           2,754
     Transfer agent out-of-pockets......................................           2,189
     Professional fees..................................................           3,406
     Reports to shareholders............................................           1,903
     Trustees fees......................................................           1,738
     Registration and filing fees.......................................           2,794
     Insurance expense..................................................             772
                                                                        ----------------
         Total Expenses.................................................  $      203,892
     Less expenses waived or absorbed
     by the Fund's manager..............................................         (51,410)
                                                                        ----------------
          Total Net Expenses............................................  $      152,482
                                                                        ----------------
NET INVESTMENT INCOME...................................................  $      869,275
                                                                        ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions............................................  $       23,631
     Futures transactions...............................................         157,264
     Net change in unrealized appreciation (depreciation) of:
     Investments........................................................         172,353
     Futures............................................................             516
                                                                        ----------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures.......................................  $      353,764
                                                                        ----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...............................................  $    1,223,039
                                                                        ================

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS January 31, 2002
--------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2002 and the year ended July 31, 2001
--------------------------------------------------------------------------
                                                                    For The Six Months Ended               For The
                                                                        January 31, 2002                  Year Ended
                                                                            (Unaudited)                 July 31, 2001
                                                                    -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income..........................................     $      869,275               $    1,852,559
     Net realized gain (loss) on investment and
     futures transactions...........................................            180,895                     (158,911)
     Net change in unrealized appreciation (depreciation)
     on investments and futures.....................................            172,869                    1,971,208
                                                                    ----------------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Operations.............................................     $    1,223,039               $    3,664,856
                                                                    ----------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.26 and $.53 per
     share, respectively) ..........................................     $     (868,029)              $   (1,852,559)
     Distributions from net realized gain on investment and
     futures transactions ($.00 and $.00 per share, respectively)...                  0                            0
                                                                    ----------------------------------------------------
        Total Dividends and Distributions...........................     $     (868,029)              $   (1,852,559)
                                                                    ----------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares...................................     $    1,912,540               $    2,977,511
     Proceeds from reinvested dividends.............................            598,971                    1,294,901
     Cost of shares redeemed........................................         (3,522,543)                  (5,698,388)
                                                                    ----------------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions.............................     $   (1,011,032)              $   (1,425,976)
                                                                    ----------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............................     $     (656,022)              $      386,321

NET ASSETS, BEGINNING OF PERIOD.....................................         38,557,684                   38,171,363
                                                                    ----------------------------------------------------
NET ASSETS, END OF PERIOD...........................................     $   37,901,662               $   38,557,684
                                                                    ====================================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS January 31, 2002 (Unaudited)
----------------------------------------------------------

Note 1.    ORGANIZATION
           BUSINESS OPERATIONS - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

           The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

           FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 2002, a net capital loss carryforward totaling $2,096,087, which may be used to offset capital gains realized during subsequent years through July 31, 2009. Of the ordinary income distributions declared for the six months ended January 31, 2002, 100% were exempt from federal income taxes.

           DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

           PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On
           August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide).
           The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $14,098 for the Fund. For the six months ended January 31, 2002, the effect of the change for the Fund was insignificant to net investment income, net realized gain/loss on investments, and net unrealized gain/loss on investments. This change had no effect on the Fund's net assets or total return.

           OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

           Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

           FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

           A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.
           Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

           Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

           Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

           At January 31, 2002, the Fund had outstanding futures contracts to sell debt securities as follows:


|-----------------------------------------------------------------------------------------------------------------------|
|Contracts to Sell     | Expiration Date   |    Number of         |       Valuation as       |  Unrealized Appreciation |
|                      |                   | Futures Contracts    |   of January 31, 2002    |       (Depreciation)     |
|----------------------|-------------------|----------------------|--------------------------|--------------------------|
|                      |                   |                      |                          |                          |
|U.S. Treasury Bonds   |     03/2002       |         40           |         $96,250          |               $516       |
|-----------------------------------------------------------------------------------------------------------------------|

           USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.    CAPITAL SHARE TRANSACTIONS
           As of January 31, 2002, there were unlimited shares of no par authorized; 3,344,960 and 3,434,173 shares were outstanding at January 31, 2002 and July 31, 2001, respectively.

           Transactions in capital shares were as follows:

                                                                    Shares
                                                                    ------
                                                   For The Six
                                                   Months Ended                For The
                                                 January 31, 2002            Year Ended
                                                    (Unaudited)            July 31, 2001
                                             ---------------------------------------------
Shares sold..................................         169,013                  271,177
Shares issued on reinvestment of
dividends....................................          52,966                  118,100
Shares redeemed..............................        (311,192)                (519,190)
                                             ---------------------------------------------
Net increase (decrease) .....................         (89,213)                (129,913)
                                             =============================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

           The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $90,765 of investment advisory fees after partial waiver for the six months ended January 31, 2002. The
           Fund has a payable to Ranson Capital Corporation of $15,611 at January 31, 2002 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

           The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2002, no commissions were earned by ND Capital, Inc.

           The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $150 of service fee expenses after partial waiver for the six months ended January 31, 2002. The Fund has a payable to Ranson Capital Corporation of $150 at January 31, 2002 for service fees.

           ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next
           $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund incurred $24,657 of transfer agency fees for the six months ended January 31, 2002. The Fund has a payable to ND Resources, Inc. of $4,120 at January 31, 2002 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has incurred $21,353 of accounting service fees for the six months ended January 31, 2002. The Fund has a payable to ND Resources, Inc. of $3,560 at January 31, 2002 for accounting service fees.

Note 5.    INVESTMENT SECURITY TRANSACTIONS
           The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $0 and $2,689,675, respectively, for the six months ended January 31, 2002.

Note 6.    INVESTMENT IN SECURITIES
           At January 31, 2002, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $35,729,746. The net unrealized appreciation of investments based on the cost was $2,017,014, which is comprised of $2,034,332 aggregate gross unrealized appreciation and $17,318 aggregate gross unrealized depreciation.


FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                               For The         For The      For The      For The      For The      For The
                                          Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          January 31, 2002     July 31,     July 31,     July 30,     July 31,     July 31,
                                            (Unaudited)          2001        2000         1999          1998         1997
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $   11.23         $   10.71    $   11.01    $   11.13     $   11.26   $   11.00
                                         ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...............  $     .26         $     .53    $     .54    $     .54     $     .56   $     .55
     Net realized and unrealized gain
     (loss) on investment and futures
     transactions........................        .10               .52         (.30)        (.12)         (.13)        .26
                                         ------------------------------------------------------------------------------------
        Total Income (Loss) From Investment
        Operations.......................  $     .36         $    1.05    $     .24    $     .42     $     .43   $     .81
                                         ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment
     income..............................  $    (.26)        $    (.53)   $    (.54)   $    (.54)    $    (.56)  $    (.55)
     Distributions from net capital
     gains...............................        .00               .00          .00          .00           .00         .00
                                         ------------------------------------------------------------------------------------
        Total Distributions..............  $    (.26)        $    (.53)   $    (.54)   $    (.54)    $    (.56)  $    (.55)
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........  $   11.33         $   11.23    $   10.71    $   11.01     $   11.13   $   11.26
                                         ====================================================================================
TOTAL RETURN.............................       6.45%(A)(C)      10.02%(A)     2.28%(A)     3.82%(A)      3.95%(A)    7.57%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) .....................  $   37,902        $   38,558    $   38,171  $   41,943    $   26,318  $   27,802
     Ratio of net expenses (after expense
     assumption) to average net assets...       0.80%(B)(C)       0.78%(B)     0.75%(B)     0.70%(B)      0.63%(B)    0.71%(B)
     Ratio of net investment income to
     average net assets..................       4.58%(C)          4.82%        5.02%        4.83%         5.06%       5.03%
     Portfolio turnover rate.............       0.00%            16.89%       11.42%       12.58%        26.36%      42.84%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $51,410, $113,493, $124,718, $119,949, $51,233, and $124,394, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.07%, 1.08%, 1.07%, 1.10%, 0.81%, and 1.22%, respectively.
(C) Ratio is annualized.

The accompanying notes are an integral part of these financial statements.


THE OKLAHOMA MUNICIPAL FUND
---------------------------

DEAR SHAREHOLDER:

We are pleased to enclose the semi-annual report of operations for The Oklahoma Municipal Fund (the "Fund") for the six months ended January 31, 2002. The Fund's portfolio and related financial statements are presented within for your review.

Conservative portfolio management has been the approach of management since the inception of the Fund, and 2001 was a year to exercise caution with income securities as well as equities. We are cognizant of the wants and needs of our income-oriented investors and we have guided the portfolio with these objectives in mind. Consistency of strategy has provided our investors with dependable tax-exempt income dividends for the life of the Fund.

On January 3, 2001 the Federal Reserve began its cycle of easing monetary policy that continued throughout the year. All told, the "Fed" lowered short-term interest rates eleven times during the year and reduced the Fed Funds rate by a whopping 4.75%. The bond market reaction to all of this was interesting in that longer-term bonds declined into late May and then began rising into November only to reverse direction and work lower by year-end. Long-term bond investors apparently didn't necessarily embrace the concept of lower Fed Funds driving the bond market straight up, thus the rollercoaster price action. U.S. Treasury bonds did, however, match the peaks set in 1998. Both peaks were followed by reductions in bond prices with many factors put forward to explain the movement, the foremost of which was possible price inflation. We remain vigilant and prepared to deal with such fluctuations.

Economic reports have confirmed that the U.S. economy entered a period of recession in the first half of 2001. We feel that, as a result, investors have come to appreciate bonds more so over the past 24 months as witnessed by lower stock averages and stronger bond markets. It is felt that the recession will be mild and that monetary policy will spur an economic recovery in the next few months. Federal Reserve rate cuts will likely end and the government will need to figure out how to finance the budget deficit that has recently emerged. Risks and opportunities will be anticipated and evaluated as the future unfolds.

During the past year the Fund utilized defensive positions at times designed to provide share prices with downside protection and stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered price increases in rising bond markets and less price erosion during periods of bond market decline. The Oklahoma Municipal Fund began the six month period at $11.47 and finished at $11.62 for a six month total return of *3.74%. In comparison, the Lehman Brothers Municipal Bond Index turned in 2.44% total return for the six months.

An important part of the Fund's strategy includes searching the primary and secondary markets for high quality double exempt issues. High quality current income exempt from Federal and Oklahoma income tax remain the primary objectives of the Fund.



Sincerely,




Monte L. Avery                                    Robert E. Walstad
Chief Portfolio Strategist                        President

*Without Sales Charge



TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
   It represents the aggregate percentage or dollar value change over the period.


                     PERFORMANCE AND COMPOSITION
                     ---------------------------

Portfolio Quality Ratings
(based on Total Long-Term Investments)
[pie chart]
AAA                                                 51.4%
AA                                                  12.0%
A                                                   13.4%
BBB                                                  9.2%
NR                                                  14.0%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

Portfolio Market Sectors
(as a % of Net Assets)
[pie chart]
S-School                                            47.0%
HC-Health Care                                      15.1%
O-Other                                              7.5%
G-Government                                         6.7%
H-Housing                                            6.3%
U-Utilities                                          6.3%
T-Transportation                                     5.2%
W/S-Water/Sewer                                      3.3%
I-Industrial                                         2.6%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes. These percentages are subject to change


                                     COMPARATIVE INDEX GRAPH
                                     -----------------------
Comparison of change in value of a $10,000 investment in The Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index

[line graph]
                       The Oklahoma Municipal           The Oklahoma Municipal            Lehman Brothers
                       Fund w/o sales charge            Fund w/ max sales charge          Municipal Bond Index
                      -----------------------------------------------------------------------------------------
09/25/1996                     $10,000                          $ 9,575                         $10,000
1997                           $10,779                          $10,321                         $11,027
1998                           $11,186                          $10,711                         $11,687
1999                           $11,662                          $11,166                         $12,024
2000                           $11,648                          $11,153                         $12,542
2001                           $12,787                          $12,243                         $13,808
01/31/2002                     $13,264                          $12,701                         $14,143

                                     AVERAGE ANNUAL TOTAL RETURNS
                                     ----------------------------

                                  For periods ending January 31, 2002
                                  -----------------------------------
                                                                                 Since Inception
                              1 year           5 year         10 year           (September 25, 1996)
-------------------------------------------------------------------------------------------------------
Without sales charge            7.79%           5.32%           N/A                      5.42%
With sales charge (4.25%)       3.20%           4.41%           N/A                      4.57%
-------------------------------------------------------------------------------------------------------

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two.
The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


                                KEY STATISTICS
                                --------------
07-31-2001 NAV (share value)                        $11.47
01-31-2002 NAV                                      $11.62
Average Maturity                                     19.9 years
Number of Issues                                     61
Total Net Assets                                    $20,684,271


SCHEDULE OF INVESTMENTS January 31, 2002 (Unaudited)
---------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF                             RATING     COUPON                PRINCIPAL    MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS                        MOODY'S/S&P   RATE    MATURITY      AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA MUNICIPAL BONDS (97.4%)
Claremore, OK Student Hsg. Rev. (Rogers University) ACA..........     NR/A       5.750%   09/01/34  $    500,000  $   507,380
Eastern OK Board of Regents (State College) Student Facs. Rev. ..     NR/NR      6.100    06/01/17       150,000      159,760
Edmond Economic Dev. Auth., OK Student Housing Rev. .............  Baa-3/NR      5.375    12/01/19       100,000       95,958
Edmond Economic Dev. Auth., OK Student Housing Rev. .............  Baa-3/NR      5.500    12/01/28       865,000      819,890
*Grand River Dam Auth., OK Rev. AMBAC............................    Aaa/AAA     6.250    06/01/11       210,000      244,702
Grand River Dam Auth., OK Rev. Ref. AMBAC........................    Aaa/AAA     5.500    06/01/13       400,000      442,288
Jackson Cty, OK Sales Tax Rev. AMBAC.............................    Aaa/AAA     5.000    10/01/22       500,000      489,340
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC...    Aaa/NR      5.000    08/01/24       300,000      300,648
*OK Board of Regents (Oklahoma City Community College) Student ..    Aaa/AAA     5.550    07/01/22       750,000      791,085
OK Board of Regents (Univ. of Central Oklahoma) AMBAC............    Aaa/AAA     5.600    08/01/20       150,000      159,139
OK Board of Regents (Univ. of Central Oklahoma) AMBAC............    Aaa/AAA     5.700    08/01/25       390,000      420,073
OK Board of Regents (University of Oklahoma) Athletic Fac. Rev...    Aaa/NR      5.250    06/01/26       500,000      501,020
OK Capital Impvt. Auth. (Dept. of Corrections) Rev. AMBAC........    Aaa/AAA     5.000    05/01/18       500,000      514,280
OK Capital Impvt. Auth. (State Office Building) Rev. ............    A-1/NR      5.500    10/01/16       105,000      111,225
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA.......    Aaa/AAA     5.100    03/01/16       140,000      144,775
OK Colleges Brd. of Regents (NE State Univ. Ctr.) Rev. FSA.......    Aaa/AAA     5.150    03/01/21       100,000      100,844
OK Devl. Fin. Authority (Comanche County Hosp.) .................     NR/BBB-    5.625    07/01/09       105,000      104,917
OK Devl. Finance Auth. (Central OK Univ.) .......................   Aa-3/NR      5.300    12/01/18       100,000      105,191
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev. .............      A/NR      5.250    11/01/11       120,000      127,002
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev. .............      A/NR      5.300    11/01/12       275,000      291,901
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA........    Aaa/NR      5.600    03/01/15       280,000      299,785
OK Devl. Finance Auth. (Hillcrest Healthcare Syst.) Rev. Ref. ...     NR/NR      5.625    08/15/19     1,000,000      730,000
OK Devl. Finance Auth. (Hillcrest Healthcare Syst.) Rev. Ref. ...     NR/NR      5.625    08/15/29       295,000      210,925
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC...    Aaa/AAA     5.600    06/01/20       250,000      262,608
OK Devl. Finance Auth. (Langston Univ. Athletic Facs.) Rev. .....     NR/NR      5.250    12/01/23       500,000      483,840
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC....    Aaa/AAA     5.125    06/01/17       555,000      574,369
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. ...........     NR/NR      6.200    11/01/07       100,000      107,103
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. ...........     NR/NR      6.500    11/01/13        75,000       80,693
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. ...........     NR/NR      5.750    03/01/13       400,000      421,992
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev. ..........     NR/NR      6.000    03/01/18       600,000      624,264
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA..    Aaa/NR      5.000    12/01/28       500,000      483,630
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. ........   Aa-3/AA      5.750    02/15/25       500,000      532,835
*OK Devl. Finance Auth. (Tulsa Vo Tech Dist. Prj.) Public
Facs. Rev. ......................................................    Aaa/AAA     5.100    08/01/15       750,000      777,052
OK Housing Finance Agency Single Family Homeownership ...........    Aaa/NR      5.250    09/01/21       200,000      201,308
OK Housing Finance Agency Single Family Homeownership GNMA.......    Aaa/NR      5.375    03/01/20       765,000      772,642
OK Housing Finance Agency Single Family Homeownership ...........    Aaa/NR      5.150    09/01/20       145,000      142,348
OK Housing Finance Agency Single Family Homeownership ...........    Aaa/NR      5.850    09/01/20       175,000      184,250
OK State Capital Impvt. Auth. (State Fac.) Rev. MBIA.............    Aaa/AAA     5.500    09/01/19       100,000      106,107
OK State Indl. Finance Auth. G.O. ...............................   Aa-3/NR      5.000    04/01/13       150,000      153,698
*OK State Indl. Finance Auth. G.O. ..............................   Aa-3/NR      6.050    02/01/15       285,000      304,474
OK State Municipal Power Auth. Rev. MBIA.........................    Aaa/AAA     5.750    01/01/24       550,000      609,961
OK State Student Loan Auth. .....................................    Aaa/AAA     5.625    06/01/31       600,000      614,244
OK State Turnpike Auth. Rev.  AMBAC..............................    Aaa/AAA     5.500    01/01/22        70,000       70,418
OK State Turnpike Auth. Rev. FGIC................................    Aaa/AAA     5.000    01/01/23       160,000      161,384
OK State Unlimited Tax G.O. .....................................   Aa-3/AA      5.200    07/15/16       460,000      483,281
OK State Unlimited Tax G.O. .....................................   Aa-3/AA      5.200    07/15/18       145,000      152,262
OK State Water (Loan Program) Rev. ..............................     NR/AA      6.250    10/01/12       125,000      133,550
OK State Water (Loan Program) Rev. ..............................     NR/AA      5.400    09/01/15       105,000      112,264
*OK State Water (Loan Program) Rev. .............................     NR/AA      5.100    09/01/16       415,000      430,168
Oklahoma Cnty., OK Indl. Auth. (Benevolent Association) .........    Baa/NR      5.500    02/01/29       500,000      460,525
Oklahoma Cnty., OK Indl. Auth. (Benevolent Association) Ref. ....    Baa/NR      6.150    01/01/11       100,000      104,295
Oklahoma Student Loan Auth. .....................................      A/NR      6.350    09/01/25       280,000      298,760
Okmulgee Public Works Auth. Capital Improvent Rev. MBIA..........    Aaa/AAA     5.125    08/01/30       750,000      746,093
Payne Cty., OK Economic Dev. Auth. (Stillwater Prj.)
Student Hsg. ....................................................  Baa-3/NR      6.375    06/01/30       250,000      261,503
Rural Enterprises, OK  Inc. Okmulgee Student Housing Proj.,
Series A ........................................................     NR/A       5.625    12/01/20       140,000      143,111
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.)
MBIA.............................................................    Aaa/NR      5.000    11/01/21       250,000      242,648
Rural Enterprises, OK Inc. Okmulgee  Student Housing Proj. ACA...     NR/A       5.750    12/01/30       250,000      259,025
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj.,
Series A ........................................................     NR/A       5.700    12/01/25       220,000      225,045
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA....     NR/A       5.550    11/01/21       250,000      247,095
Rural Enterprises, OK Inc. USAOF Student Housing ACA.............     NR/A       5.550    11/01/21       250,000      247,683
Rural Enterprises, OK Inc. USAOF Student Housing ACA.............     NR/A       5.650    11/01/31       250,000      250,423
                                                                                                                  ------------

TOTAL OKLAHOMA MUNICIPAL BONDS (COST:  $20,004,900) ............................................................  $20,139,079
                                                                                                                  ------------
SHORT-TERM SECURITIES (4.1%)
Wells Fargo National Tax-Free Money Market......................................................................  $   489,704
Dreyfus Tax-Exempt Cash Management No. 2........................................................................      351,755
                                                                                                                  ------------
TOTAL SHORT-TERM SECURITIES (COST: $841,459) ...................................................................  $   841,459
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES (COST:  $20,846,359) ...........................................................  $20,980,538
OTHER ASSETS LESS LIABILITIES...................................................................................     (296,267)
                                                                                                                  ------------
NET ASSETS......................................................................................................  $20,684,271
                                                                                                                  ============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) investments have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 2002 (Unaudited)
-------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2002 (Unaudited)
------------------------------------
ASSETS
     Investment in securities, at value (cost: $20,846,359)........  $   20,980,538
     Accrued interest receivable...................................         330,396
     Accrued dividends receivable..................................             902
     Receivable for fund shares sold...............................          62,010
     Deferred organization costs...................................           1,918
     Prepaid expenses..............................................           2,976
     Variation margin on futures...................................          52,937
                                                                   ----------------
        Total Assets...............................................  $   21,431,677
                                                                   ----------------
LIABILITIES
     Payable for fund shares redeemed..............................  $          700
     Security purchases payable....................................         105,000
     Dividends payable.............................................          79,652
     Bank overdraft................................................         552,115
     Accrued expenses..............................................           9,939
                                                                   ----------------
        Total Liabilities..........................................  $      747,406
                                                                   ----------------
NET ASSETS.........................................................  $   20,684,271
                                                                   ================

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital...............................................  $   20,758,325
     Accumulated undistributed net realized gain (loss)
     on investments................................................        (208,233)
     Unrealized appreciation on futures............................             284
     Unrealized appreciation on investments .......................         133,895
                                                                   ----------------
         Total amount representing net assets applicable to
         1,779,538 outstanding shares of no par common
         stock (unlimited shares authorized) ......................  $   20,684,271
                                                                   ================
Net asset value per share..........................................  $        11.62
                                                                   ================

The accompanying notes are an integral part of these financial statements.


STATEMENT OF OPERATIONS
For the six months ended January 31, 2002 (Unaudited)
-----------------------------------------------------
INVESTMENT INCOME
     Interest......................................................  $     505,874
     Dividends.....................................................          4,107
                                                                   ---------------
         Total Investment Income...................................  $     509,981
                                                                   ---------------
EXPENSES
     Investment advisory fees......................................  $      48,775
     Service fees..................................................         24,387
     Transfer agent fees...........................................         14,725
     Accounting service fees.......................................         16,789
     Custodian fees................................................          1,432
     Registration and filing fees..................................          1,201
     Transfer agent out-of-pocket expenses.........................            655
     Trustees fees.................................................          1,252
     Reports to shareholders.......................................            974
     Amortization of organizational costs..........................          2,655
     Professional fees.............................................          2,932
     Insurance expense.............................................            567
                                                                   ---------------
         Total Expenses............................................  $     116,344
     Less expenses waived or absorbed
     by the Fund's manager.........................................        (68,918)
                                                                   ---------------
         Total Net Expenses........................................  $      47,426
                                                                   ---------------
NET INVESTMENT INCOME..............................................  $     462,555
                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions.......................................  $     (17,550)
     Futures transactions..........................................         78,632
     Net change in unrealized appreciation (depreciation) of:
     Investments...................................................        181,119
     Futures.......................................................            284
                                                                   ---------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures..................................  $     242,485
                                                                   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS..........................................  $     705,040
                                                                   ===============


The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS January 31, 2002
--------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2002 and the year ended July 31, 2001
--------------------------------------------------------------------------
                                                                          For The Six Months Ended            For The
                                                                              January 31, 2002               Year Ended
                                                                                  (Unaudited)             July 31, 2001
                                                                          ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income................................................     $    462,555              $    844,666
     Net realized gain (loss) on investment and futures transactions......           61,082                   (83,784)
     Net change in unrealized appreciation (depreciation)
     on investments and futures...........................................          181,403                   811,229
                                                                          ------------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting From Operations...     $    705,040              $  1,572,111
                                                                          ------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.28 and $.57 per share,
     respectively) .......................................................     $   (462,478)             $   (844,666)
     Distributions from net realized gain on investment and
     futures transactions ($.00 and $.00 per share, respectively) ........                0                         0
                                                                          -----------------------------------------------
        Total Dividends and Distributions.................................     $   (462,478)             $   (844,666)
                                                                          -----------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares.........................................     $  2,714,740              $  2,179,149
     Proceeds from reinvested dividends...................................          248,862                   440,159
     Cost of shares redeemed..............................................         (652,588)               (1,077,878)
                                                                          -----------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions...................................     $  2,311,014              $  1,541,430
                                                                          -----------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...................................     $  2,553,576              $  2,268,875

NET ASSETS, BEGINNING OF PERIOD...........................................       18,130,695                15,861,820
                                                                          -----------------------------------------------
NET ASSETS, END OF PERIOD.................................................     $ 20,684,271              $ 18,130,695
                                                                          ===============================================


The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS January 31, 2002 (Unaudited)
----------------------------------------------------------

Note 1.    ORGANIZATION
           BUSINESS OPERATIONS - The Oklahoma Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.
           The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital. Up to 30% of the Fund's total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

           The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

           DEFERRED ORGANIZATION COSTS - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis beginning May 10, 1997. Accumulated amortization at January 31, 2002, totaled $24,632, leaving an unamortized balance of $1,918.

           FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 2002, a net capital loss carryforward totaling $269,675, which may be used to offset capital gains realized during subsequent years through July 31, 2009. Of the ordinary income distributions declared for six months ending January 31, 2002, 100% was exempt from federal income taxes.

           DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

           PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On August 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide).
           The guide requires all premiums and discounts on debt securities to be amortized. Prior to August 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $83 for the Fund. For the six months ended January 31, 2002, the effect of the change for the Fund was insignificant to net investment income, net realized gain/loss on investments, and net unrealized gain/loss on investments. This change had no effect on the funds' net assets or total return.

           OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and loss due to wash sales and futures transactions.

           Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

           FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

           A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

           Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

           Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

           At January 31, 2002, the fund had outstanding futures contracts to sell debt securities as follows:

|-----------------------------------------------------------------------------------------------------------------------|
|Contracts to Sell     | Expiration Date   |    Number of         |       Valuation as       |  Unrealized Appreciation |
|                      |                   | Futures Contracts    |   of January 31, 2002    |       (Depreciation)     |
|----------------------|-------------------|----------------------|--------------------------|--------------------------|
|                      |                   |                      |                          |                          |
|U.S. Treasury Bonds   |     03/2002       |         22           |         $52,938          |                284       |
|-----------------------------------------------------------------------------------------------------------------------|

           USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.    CAPITAL SHARE TRANSACTIONS
           As of January 31, 2002, there were unlimited shares of no par authorized; on January 31, 2002 and July 31, 2001, there were 1,779,538 and 1,580,526 shares outstanding, respectively.

           Transactions in capital shares were as follows:


                                                                    Shares
                                                                    ------
                                                   For The Six
                                                   Months Ended                For The
                                                 January 31, 2002            Year Ended
                                                    (Unaudited)            July 31, 2001
                                             ---------------------------------------------
Shares sold..................................         233,828                  193,208
Shares issued on reinvestment of dividends...          21,485                   39,238
Shares redeemed..............................         (56,301)                 (95,871)
                                             ---------------------------------------------
Net increase (decrease) .....................         199,012                  136,575
                                             =============================================


Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

           The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees computed at an annual rate of 0.50% of the Fund's average daily net assets.
           The Fund has recognized $4,744 of investment advisory fees after partial waiver for the six months ended January 31, 2002. The Fund has a payable to Ranson Capital Corporation of $1,572 at January 31, 2002 for investment advisory fees.

           The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the six months ended January 31, 2002.

           The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2002, no commissions were earned by ND Capital, Inc.

           ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $14,225 of transfer agent fees and expenses after partial waiver for the six months ended January 31, 2002. The Fund has a payable to ND Resources, Inc. of $2,434 at January 31, 2002 for transfer agent fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The
           Fund has recognized $16,789 of accounting service fees for the six months ended January 31, 2002. The Fund has a payable to ND Resources, Inc. of $2,840 at January 31, 2002 for accounting service fees.

Note 5.    INVESTMENT SECURITY TRANSACTIONS
           The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,161,823 and $1,775,312, respectively, for the six months ended January 31, 2002.

Note 6.    INVESTMENT IN SECURITIES
           At January 31, 2002, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $20,846,359. The net unrealized appreciation of investments based on the cost was $134,179, which is comprised of $593,648 aggregate gross unrealized appreciation and $459,469 aggregate gross unrealized depreciation.


FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                               For The         For The      For The      For The      For The      For The
                                          Six Months Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          January 31, 2002     July 31,     July 31,     July 30,     July 31,     July 31,
                                            (Unaudited)          2001        2000         1999          1998         1997
                                         ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....  $   11.47        $  10.99    $  11.61     $  11.68     $  11.86     $  11.49
                                         -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...............  $    .28         $    .57    $    .57     $    .56     $    .60     $    .50
    Net realized and unrealized gain
    (loss) on investment and
    futures transactions.................       .15              .48        (.59)        (.07)        (.16)         .37
                                         -------------------------------------------------------------------------------------
        Total Income (Loss) From Investment
        Operations.......................  $    .43         $   1.05    $   (.02)    $    .49    $     .44     $    .87
                                         -------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment
     income..............................  $   (.28)        $   (.57)   $   (.57)    $   (.56)   $    (.60)    $   (.50)
     Distributions from net capital
     gains...............................       .00              .00        (.03)         .00         (.02)         .00
                                         -------------------------------------------------------------------------------------
        Total Distributions..............  $   (.28)            (.57)   $   (.60)    $   (.56)   $    (.62)    $   (.50)
                                         -------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........  $  11.62         $  11.47    $  10.99     $  11.61    $   11.68     $  11.86
                                         =====================================================================================
TOTAL RETURN.............................      7.47%(A)(C)      9.78%(A)   (0.12%)(A)    4.25%(A)     3.81%(A)     7.79%(A)(C)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) .....................  $  20,684        $  18,131   $  15,862    $  16,135   $  11,335     $  6,591
     Ratio of net expenses (after expense
     assumption) to average net assets...      0.49%(B)(C)      0.43%(B)    0.44%(B)     0.36%(B)     0.20%(B)     0.11%(B)
     Ratio of net investment income to
     average net assets..................      4.74%(C)         5.06%       5.08%        4.74%        5.08%        3.70%
     Portfolio turnover rate.............      9.34%           12.24%      20.89%       32.09%       53.32%       63.70%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital
    Corporation assumed/waived expenses of $68,918, $133,456, $127,129,
    $133,089, $53,180, and $34,609, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.19%, 1.23%, 1.22%, 1.23%, 1.14%, and 2.01%, respectively.
(C) Ratio is annualized

The accompanying notes are an integral part of these financial statements.